Equity (Details Narrative)		1 Months Ended				12 Months Ended
	Dec. 18, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CNY (¥)	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Apr. 26, 2018 $ / shares shares	Jul. 11, 2017 $ / shares shares
Common stock, shares authorized						100,000,000	100,000,000		100,000,000	15,000,000
Common stock par value | $ / shares						$ 0.002	$ 0.002		$ 0.002	$ 0.002
Common stock, shares issued						25,913,631	25,913,631		15,000,000
Common stock, shares outstanding						25,913,631	25,913,631		15,000,000
Paid a cash dividend | $								$ 2,725,883
Warrants exercised						0
Statutory reserve, description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Allocatiion to statutory reserve | $						$ 27,349	97,216	45,334
Restricted reserve | $						$ 191,716	$ 164,367	$ 67,151
Public Offering Warrants [Member]
Warrants term	3 years
Warrants exercise price | $ / shares	$ 6.25
Warrants issued	500,000
Warrants outstanding	500,000
Warrants exercised
Class B Common Shares [Member]
Common stock, shares outstanding						9,069,000	9,069,000
Common Class A [Member]
Common stock, shares authorized									5,931,000
Common stock par value | $ / shares									$ 0.002
Common stock, shares outstanding						16,844,631	16,844,631
Common Class A [Member] | Public Offering Warrants [Member]
Warrants to purchase common stock	500,000
Percentage for common stock sold for offering	5.00%
Common Class A [Member] | IPO [Member]
Shares of initial public offering	10,913,631
Shares issued price per share | $ / shares	$ 5.00
Gross from initial public offering | $	$ 54,600,000
Proceeds from initial public offering | $	$ 50,200,000
Mr, Silong Chen [Member] | Class B Common Shares [Member]
Common stock, shares authorized									9,069,000
Common stock par value | $ / shares									$ 0.002
Board of Directors [Member]
Paid a cash dividend | $		$ 2,568,700		$ 90,699
Board of Directors [Member] | RMB [Member]
Paid a cash dividend | ¥			¥ 17,000,000		¥ 600,259